Acquisitions (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Consideration Paid:
Common stock		$ 18,200,000
Assets acquired:
Goodwill		2,213,000	$ 2,213,000
Love Media House, Inc. (formerly C-Rod, Inc.) [Member]
Consideration Paid:
Cash	$ 150,000
Common stock	1,885,000	1,541,285,000
Consideration paid	2,035,000
Assets acquired:
Cash	5,000
Other intangible assets	900,000
Goodwill	1,172,000
Total assets acquired	2,077,000
Liabilities assumed:
Accounts payable	42,000
Total Liabilities Assumed	42,000
Net Assets Acquired	$ 2,035,000
Love Media House, Inc. [Member]
Consideration Paid:
Common stock		344,000
Love Media House, Inc. C. Rod, Inc.[Member]
Assets acquired:
Goodwill		$ 1,172,000	$ 1,172,000